Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Select Fund))	0 Months Ended
Nov. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Index
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
Class A
Average Annual Return:
1 Year	(8.52%)
5 Years	(2.16%)
10 Years	3.88%
Inception Date	Sep. 25, 2000
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(8.58%)
5 Years	(2.75%)
10 Years	3.19%
Inception Date	Sep. 25, 2000
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.54%)
5 Years	(2.04%)
10 Years	3.12%
Inception Date	Sep. 25, 2000
Class B
Average Annual Return:
1 Year	(8.53%)
5 Years	(2.13%)
10 Years	3.99%
Inception Date	Sep. 25, 2000
Class C
Average Annual Return:
1 Year	(4.58%)
5 Years	(1.70%)
10 Years	3.74%
Inception Date	Sep. 25, 2000
Class N
Average Annual Return:
1 Year	(4.09%)
5 Years	(1.26%)
10 Years	4.17%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(2.64%)
5 Years	(0.59%)
10 Years	4.90%
Inception Date	Sep. 25, 2000